Joint Arrangements	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
JOINT ARRANGEMENTS

16. JOINT ARRANGEMENTS
A) Joint Operations
BP-Husky Refining LLC
Cenovus holds a 50 percent interest in the Toledo Refinery with BP, which holds the remaining interest and operates the refinery in Ohio.
Sunrise Oil Sands Partnership
Cenovus, as the operator, holds a 50 percent interest in Sunrise, an oil sands project in northern Alberta, with BP Canada, which holds the remaining interest. See Note 8 for further details on an announcement made during the three months ended June 30, 2022.
WRB Refining LP
Cenovus holds a 50 percent interest in the Wood River and Borger refineries with Phillips 66, which holds the remaining interest and operates the Wood River Refinery in Illinois and the Borger Refinery in Texas.
B) Joint Ventures
Husky-CNOOC Madura Ltd.
The Company holds a 40 percent interest in the jointly controlled entity, HCML, which is engaged in the exploration for and production of natural gas resources in offshore Indonesia. The Company’s share of equity investment income (loss) related to the joint venture is included in the Consolidated Statements of Earnings (Loss) in the Offshore segment.
Summarized below is the financial information for HCML accounted for using the equity method.
Results of Operations

	Three Months Ended		Six Months Ended
For the periods ended June 30,	2022	2021	2022	2021
Revenue	63	110	129	229
Expenses	63	128	127	255
Net Earnings (Loss)	—	(18)	2	(26)
Balance Sheet

As at	June 30, 2022	December 31, 2021
Current Assets (1)	188	167
Non-Current Assets	1,477	1,433
Current Liabilities	117	62
Non-Current Liabilities	894	896
Net Assets	654	642
(1)Includes cash and cash equivalents of $47 million (December 31, 2021 – $46 million).
For the six months ended June 30, 2022, the Company’s share of income from the equity-accounted affiliate was $10 million (six months ended June 30, 2021 – $24 million). As at June 30, 2022, the carrying amount of the Company’s share of net assets was $330 million (December 31, 2021 – $311 million). These amounts do not equal the 40 percent joint control of the revenues, expenses and net assets of HCML due to differences in the values attributed to the investment and accounting policies between the joint venture and the Company.
For the six months ended June 30, 2022, the Company received $19 million of distributions from HCML (six months ended June 30, 2021 – $52 million) and paid $25 million in contributions (six months ended June 30, 2021 – $nil).
Husky Midstream Limited Partnership
The Company jointly owns and operates HMLP, which owns midstream assets, including pipeline, storage and other ancillary infrastructure assets in Alberta and Saskatchewan. The Company holds a 35 percent interest in HMLP, with Power Assets Holdings Ltd. holding a 49 percent interest and CK Infrastructure Holdings Ltd. holding a 16 percent interest in HMLP.
For the six months ended June 30, 2022, HMLP had net earnings of $80 million (six months ended June 30, 2021 – $50 million). The Company’s share of (income) loss from the equity-accounted affiliate does not equal the 35 percent of the net earnings of HMLP due to the nature of the profit-sharing arrangement as defined in the partnership agreement. The Company’s share of earnings will fluctuate depending on certain income thresholds. For the six months ended June 30, 2022, the Company did not record its pre-tax loss relating to HMLP of $6 million (six months ended June 30, 2021 – loss of $12 million). The carrying value was $nil at June 30, 2022 (December 31, 2021 – $nil).
As at June 30, 2022, the Company had $17 million in cumulative unrecognized losses and OCI, net of tax (June 30, 2021 – $7 million). The Company records its share of equity investment income related to the joint venture only in excess of the cumulated unrecognized loss and is included in the Consolidated Statements of Earnings (Loss) in the Oil Sands segment.
For the six months ended June 30, 2022, the Company received $22 million of distributions from HMLP (six months ended June 30, 2021 – $37 million) and paid $30 million in contributions (six months ended June 30, 2021 – $32 million) to HMLP. The net amount of the distributions received and contributions paid are recorded in earnings from equity-accounted affiliates.